UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2010

Date of reporting period:  August 31, 2010

Item 1. Reports to Stockholders.

Annual Report

Experienced People	Consistent Philosophy	Disciplined Process

Geneva Advisors Funds

Geneva Advisors All Cap Growth Fund
Class R Shares (GNVRX)
Class I Shares (GNVIX)

Geneva Advisors Equity Income Fund
Class R Shares (GNERX)
Class I Shares (GNEIX)

August 31, 2010

Investment Advisor

Geneva Investment Management of Chicago, LLC
181 W. Madison, Suite 3575
Chicago, IL 60602

Phone:  1-877-343-6382

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLES	5
INVESTMENT HIGHLIGHTS	8
SCHEDULE OF INVESTMENTS	14
STATEMENTS OF ASSETS AND LIABILITIES	20
STATEMENTS OF OPERATIONS	21
STATEMENTS OF CHANGES IN NET ASSETS	22
FINANCIAL HIGHLIGHTS	24
NOTES TO FINANCIAL STATEMENTS	28
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	37
BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	38
ADDITIONAL INFORMATION	46

Dear Shareholders,

The fiscal year ended August 31, 2010, marked the transition from a rapid recovery following the capital market collapse of 2008 into a slower, but more sustainable growth phase.  Manufacturing activity and productivity both continue to improve at steady rates.  The banking sector is improving with the help of low interest rates and the strength of major money center banks.  Corporate balance sheets remain strong and earnings growth has continued.

Pockets of weakness still exist within important aspects of the economy.  Ongoing high unemployment serves as a key factor in limiting domestic consumer spending and slowing the recovery in real estate prices. Conditions in the housing market remain unsettled.  Government leverage is historically high.  It is important to note that unemployment also restricts wage growth, which mitigates inflation risk and the rise of interest rates as the economy recovers.

European fiscal troubles appear to be dissipating as a number of the problem countries have now been able to execute successful debt offerings, including Spain and Ireland.  The US recovery has largely been led by the emerging market economies, which remain relatively strong.  Given their current fiscal strength, comparatively low regulatory environments and higher population growth, the emerging markets can be expected to generate greater future economic activity than the more mature developed economies of the US, Japan and Western Europe.

We believe that valuations are more than discounting regulatory and political concerns. The S&P 500 continues to trade in a range below the 2007 highs.  The pace of administrative change typically slows during the later part of a presidential term. As time passes, there should be greater clarity for future business decision making.  Similar past periods have provided attractive opportunities to those who have maintained a consistent investment approach.

We continue to adhere to our approach of identifying and investing in what we believe are well-managed, high quality companies that are growing at above average rates.  We look for high margin proprietary businesses that generate superior returns on equity and ample free cash flow.  Those businesses have been able to withstand challenges in difficult times while growing in opportunities that were presented in periods of economic expansion.

The All Cap Growth Fund Retail class had a 22.97% return for the fiscal year versus 6.21% for the Russell 3000 Growth Index.  The Institutional class had a return of 23.20% for the fiscal year.

The top sectors contributing to the All Cap Growth Fund performance for the fiscal year were Information Technology, Consumer Discretionary, Consumer Staples and Health Care.  The sectors underperforming were Energy and Financials.  The top stocks adding value were Baidu, Salesforce.com, F5 Networks, Amazon and Priceline.com.  Illumina and Qualcomm were the laggards for the year.

The Equity Income Fund was launched on April 30, 2010.  For the four months since the Fund’s inception the Retail share class returned 0.70% and the Institutional class had a return of 0.90% versus -11.48% for the benchmark, the Russell 1000 Value Index.  The top contributing sectors to performance were Energy, Financials, Consumer Discretionary and Industrials.  The bottom contributors were Telecom Service, Health Care and Utilities.  The top performing holdings were Plains All American Pipeline, Magellan Midstream Partners and Enterprise Products Partners.  The underperforming holdings were T. Rowe Price, AT&T, Diamond Offshore and Verizon Communications.

As always, we thank you for your trust and confidence in our services.  The Principals of Geneva, our families and employees remain significant investors along with clients in our funds. We have also continued to invest in the business and maintain our dedication as we seek to deliver long-term investment performance.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Please refer to the Schedule of Investments on pages 14-19 for fund holding information.  Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Funds may invest in Mid-, Small-, or Micro-cap companies which involve additional risks such as limited liquidity and greater volatility.  The Funds may invest in ADR’s, foreign securities and emerging markets which involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Geneva Advisors Equity Income Fund may invest in REITs, which involve the risk that adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest.  MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.

Free cash flow is revenue less operating expenses including interest expenses and maintenance capital spending.  It is the discretionary cash that a company has after all expenses and is available for purposes such as dividend payments, investing back into the business and share repurchases.

Must be preceded or accompanied by a prospectus.

Geneva Advisors Funds
Expense Example (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/10 - 8/31/10) for the Geneva Advisors All Cap Growth Fund and (5/1/10 - 8/31/10) for the Geneva Advisors Equity Income Fund.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Funds charge no load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, distribution (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare

Geneva Advisors Funds
Expense Example (Unaudited) (Continued)

this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Geneva Advisors All Cap Growth Fund – Class R
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2010 –
	March 1, 2010	August 31, 2010	August 31, 2010*
Actual	$1,000.00	$1,089.20	$7.90
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.64	$7.63

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Geneva Advisors All Cap Growth Fund – Class I
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2010 –
	March 1, 2010	August 31, 2010	August 31, 2010*
Actual	$1,000.00	$1,089.90	$6.58
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.90	$6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Geneva Advisors Equity Income Fund – Class R
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2010 –
	May 1, 2010	August 31, 2010	August 31, 2010*
Actual	$1,000.00	$1,007.00	$5.07
Hypothetical (5% return
before expenses)	$1,000.00	$1,011.79	$5.08

*
Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 123/365 to reflect the period from May 1, 2010 through August 31, 2010.

Geneva Advisors Funds
Expense Example (Unaudited) (Continued)

	Geneva Advisors Equity Income Fund – Class I
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2010 –
	May 1, 2010	August 31, 2010	August 31, 2010*
Actual	$1,000.00	$1,009.00	$4.23
Hypothetical (5% return
before expenses)	$1,000.00	$1,012.64	$4.24

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 123/365 to reflect the period from May 1, 2010 through August 31, 2010.

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies without regard to market capitalizations. The Fund’s investment strategy focuses on individual stock selection that takes into consideration the stock’s industry group. Using quantitative and qualitative measures established by the Advisor, the Fund seeks to purchase common stocks that have stronger relative performance than other common stocks. The Fund’s allocation of portfolio holdings as of August 31, 2010 is shown below.

Allocation of Portfolio Holdings
% of Investments

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Returns – For Periods Ended August 31, 2010

		Since
	One	Inception
	Year	(9/28/07)
Class R	22.97%	(5.46)%
Class I	23.20%	(5.21)%
Russell 3000 Growth Index	6.21%	(7.75)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 3000 Growth Index consists of the growth segment of the 3,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market. One cannot invest directly in an index.

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors All Cap Growth Fund – Class R
Growth of $10,000 Investment

Geneva Advisors All Cap Growth Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is current income, with a secondary objective of modest capital appreciation.  The Fund seeks to achieve its investment objective by investing in publicly traded securities without regard to market capitalizations.  The Fund’s investment strategy focuses on identifying stocks within multiple industry groups.  The Fund has wide flexibility in types of securities used to generate a current income yield.  The Fund’s allocation of portfolio holdings as of August 31, 2010 is shown below.

Allocation of Portfolio Holdings
% of Investments

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited) (Continued)

Total Returns – For Periods Ended August 31, 2010

Since
Inception
(4/30/10)
Class R	0.70%
Class I	0.90%
Russell 1000 Value Index	(11.48)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on April 30, 2010, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. One cannot invest directly in an index.

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors Equity Income Fund – Class R
Growth of $10,000 Investment

Geneva Advisors Equity Income Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors All Cap Growth Fund
Schedule of Investments
August 31, 2010

	Shares	Value
COMMON STOCKS 95.23%

Activities Related to Credit Intermediation 3.17%
Mastercard, Inc.	6,063	$1,202,657

Agencies, Brokerages and Other Insurance
Related Activities 0.85%
CNinsure, Inc. - ADR	14,741	321,943

Basic Chemical Manufacturing 1.23%
Praxair, Inc.	5,424	466,627

Computer and Peripheral Equipment Manufacturing 8.09%
Apple, Inc. (a)	8,458	2,058,424
NetApp, Inc. (a)	25,212	1,019,573
		3,077,997
Computer Systems Design and Related Services 16.74%
Cognizant Technology Solutions Corp. (a)	22,167	1,276,930
F5 Networks, Inc. (a)	13,013	1,137,727
priceline.com, Inc. (a)	4,486	1,307,579
Quality Systems, Inc.	11,907	667,387
VanceInfo Technologies, Inc. - ADR (a)	25,445	741,722
VMware, Inc. (a)	15,591	1,224,985
		6,356,330
Depository Credit Intermediation 2.33%
HDFC Bank Ltd. - ADR	5,547	886,411
Electronic Shopping and Mail-Order Houses 7.44%
Amazon.com, Inc. (a)	11,405	1,423,686
MercadoLibre, Inc. (a)	14,031	925,204
Sotheby’s	17,848	474,935
		2,823,825
Full-Service Restaurants 3.95%
Chipotle Mexican Grill, Inc. (a)	9,934	1,498,345

Health and Personal Care Stores 1.29%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	21,709	491,709

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2010

	Shares	Value
Management, Scientific, and Technical
Consulting Services 5.55%
Salesforce.com, Inc. (a)	19,188	$2,108,377

Medical Equipment and Supplies Manufacturing 2.10%
Intuitive Surgical, Inc. (a)	3,011	798,005

Metal Ore Mining 1.18%
Freeport-McMoRan Copper & Gold Inc.	6,200	446,276

Newspaper, Periodical, Book, and Directory Publishers 1.39%
MSCI, Inc. (a)	17,705	529,380

Nonmetallic Mineral Mining and Quarrying 1.75%
Potash Corp. of Saskatchewan Inc.	4,526	666,453

Offices of Real Estate Agents and Brokers 1.15%
Jones Lang LaSalle, Inc.	5,759	434,862

Oil and Gas Extraction 2.06%
Continental Resources, Inc. (a)	19,312	782,522

Other Food Manufacturing 5.12%
Green Mountain Coffee Roasters, Inc. (a)	63,047	1,943,109

Other Information Services 6.40%
Baidu, Inc. - ADR (a)	20,877	1,637,383
Google, Inc. (a)	1,762	792,935
		2,430,318
Other Schools and Instruction 1.43%
Capella Education Co. (a)	8,678	543,069

Pesticide, Fertilizer, and Other Agricultural
Chemical Manufacturing 2.26%
Mosaic Co.	14,658	859,838

Pharmaceutical and Medicine Manufacturing 1.83%
Valeant Pharmaceuticals International (a)	12,027	693,838

Scientific Research and Development Services 2.50%
Celgene Corp. (a)	18,425	949,256

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2010

	Shares	Value
Securities and Commodity Contracts
Intermediation and Brokerage 2.05%
T. Rowe Price Group, Inc.	17,813	$779,853

Software Publishers 5.51%
Rovi Corp. (a)	19,746	859,148
SXC Health Solutions Corp. (a)	15,837	1,232,119
		2,091,267
Travel Arrangement and Reservation Services 4.49%
Ctrip.com International, Ltd. - ADR (a)	27,226	1,102,381
OpenTable, Inc. (a)	11,280	601,224
		1,703,605
Waste Treatment and Disposal 3.37%
Stericycle, Inc. (a)	19,555	1,280,853
TOTAL COMMON STOCKS (Cost $28,066,561)		36,166,725

	Principal
	Amount
SHORT-TERM INVESTMENTS 4.73%

Money Market Funds 4.73%
Fidelity Institutional Money Market Portfolio	$1,797,326	1,797,326
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,797,326)		1,797,326
Total Investments (Cost $29,863,887) 99.96%		37,964,051
Other Assets in Excess of Liabilities 0.04%		14,490
TOTAL NET ASSETS 100.00%		$37,978,541

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments
August 31, 2010

	Shares	Value
COMMON STOCKS 72.17%

Aerospace Product and Parts Manufacturing 2.94%
United Technologies Corp.	4,945	$322,463

Beverage Manufacturing 2.96%
Coca-Cola Co.	5,810	324,895

Direct Selling Establishments 1.51%
Inergy LP	4,461	166,128

Electric Power Generation, Transmission
and Distribution 6.85%
CPFL Energia SA - ADR	5,485	390,971
ITC Holdings Corp.	6,231	361,149
		752,120
Household Appliance Manufacturing 2.74%
National Presto Industries, Inc.	3,004	300,460

Limited-Service Eating Places 4.13%
McDonald’s Corp.	6,212	453,849

Local Messengers and Local Delivery 3.30%
United Parcel Service, Inc.	5,681	362,448

Natural Gas Distribution 2.94%
Energy Transfer Partners LP	7,076	323,302

Oil and Gas Extraction 4.92%
Enterprise Products Partners LP	14,596	539,614

Other Electrical Equipment and
Component Manufacturing 4.42%
Emerson Electric Co.	10,393	484,833

Other Pipeline Transportation 4.93%
Plains All American Pipeline LP	9,006	540,720

Petroleum & Coal Products Manufacturing 3.98%
Chevron Corp.	5,893	437,025

Pharmaceutical and Medicine Manufacturing 3.24%
Abbott Laboratories	7,213	355,889

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
August 31, 2010

	Shares	Value
Pipeline Transportation of Crude Oil 5.05%
Magellan Midstream Partners LP	11,441	$554,431

Pipeline Transportation of Natural Gas 4.23%
Buckeye Partners LP	4,901	299,255
Williams Partners LP	3,913	164,777
		464,032
Securities and Commodity Contracts
Intermediation and Brokerage 3.21%
T. Rowe Price Group, Inc.	8,042	352,079

Semiconductor & Other Electronic
Component Manufacturing 3.57%
Microchip Technology, Inc.	14,169	392,340

Tobacco Manufacturing 3.85%
Philip Morris International, Inc.	8,206	422,117

Wireless Telecommunications Carriers
(except Satellite) 3.40%
American Tower Corp. (a)	7,961	373,052
TOTAL COMMON STOCKS (Cost $7,788,089)		7,921,797

REAL ESTATE INVESTMENT TRUSTS 23.35%
Annaly Capital Management, Inc.	12,029	209,064
Digital Realty Trust, Inc.	9,811	581,498
HCP, Inc.	13,853	487,903
Simon Property Group, Inc.	6,578	594,980
Taubman Centers, Inc.	4,325	179,444
Vornado Realty Trust	6,301	510,759
TOTAL REITS (Cost $2,479,405)		2,563,648

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
August 31, 2010

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS 4.18%

Money Market Funds 4.18%
Fidelity Institutional Money Market Portfolio	$458,860	$458,860
TOTAL SHORT-TERM INVESTMENTS
(Cost $458,860)		458,860
Total Investments (Cost $10,726,354) 99.70%		10,944,305
Other Assets in Excess of Liabilities 0.30%		32,586
TOTAL NET ASSETS 100.00%		$10,976,891

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Assets & Liabilities
August 31, 2010

	All Cap	Equity
	Growth Fund	Income Fund
ASSETS
Investments, at value (cost $29,863,887 and
$10,726,354, respectively)	$37,964,051	$10,944,305
Receivable for Fund shares sold	83,145	140,990
Dividends and interest receivable	1,251	34,915
Receivable from Advisor	—	10,797
Other assets	16,178	23,820
TOTAL ASSETS	38,064,625	11,154,827

LIABILITIES
Payable for Fund shares redeemed	3,227	—
Payable for investments purchased	—	125,832
Payable to affiliates	27,121	24,698
Payable to Advisor	24,093	—
Payable for distribution fees	1,708	412
Accrued expenses and other liabilities	29,935	26,994
TOTAL LIABILITIES	86,084	177,936

NET ASSETS	$37,978,541	$10,976,891
Net assets consist of:
Paid-in capital	$36,884,560	$10,741,946
Accumulated net investment income (loss)	—	32,716
Accumulated net realized loss	(7,006,183)	(15,722)
Net unrealized appreciation on investments	8,100,164	217,951
NET ASSETS	$37,978,541	$10,976,891

CLASS R SHARES
Net assets	$5,206,132	$993,407
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	306,860	49,321
Net asset value, redemption price and
offering price per share(1)	$16.97	$20.14

CLASS I SHARES
Net assets	$32,772,409	$9,983,484
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,916,536	494,789
Net asset value, redemption price and
offering price per share(1)	$17.10	$20.18

(1)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within sixty days of purchase.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Operations
For the Year Ended August 31, 2010

	All Cap	Equity
	Growth Fund	Income Fund(1)
INVESTMENT INCOME
Dividend income(2)	$105,080	$56,483
Interest income	1,750	557
TOTAL INVESTMENT INCOME	106,830	57,040

EXPENSES
Investment advisory fees	386,932	23,828
Administration fees	45,221	12,408
Transfer agent fees and expenses	39,402	10,980
Fund accounting fees	38,771	9,237
Federal and state registration fees	28,375	11,379
Audit and tax fees	26,108	22,260
Legal fees	15,241	2,835
Distribution fees - Class R shares	10,932	496
Reports to shareholders	7,565	1,962
Custody fees	6,438	4,413
Chief Compliance Officer fees and expenses	6,045	2,004
Trustees’ fees and related expenses	4,917	1,575
Other expenses	5,129	1,782
TOTAL EXPENSES	621,076	105,159
Less waivers and reimbursement by Advisor (Note 4)	(223,212)	(80,835)
NET EXPENSES	397,864	24,324
NET INVESTMENT INCOME (LOSS)	(291,034)	32,716

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	551	(15,722)
Net realized gain on foreign currency translation	54	—
Net change in unrealized appreciation on investments	5,961,303	217,951
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	5,961,908	202,229
NET INCREASE IN NET ASSETS
FROM OPERATIONS	$5,670,874	$234,945

(1)	The Geneva Advisors Equity Income Fund commenced operations April 30, 2010.
(2)	Net of $1,687 and $46 in foreign withholding tax for the All Cap Growth Fund and Equity Income Fund, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	August 31, 2010	August 31, 2009
FROM OPERATIONS
Net investment loss	$(291,034)	$(65,227)
Net realized gain (loss) on investments	551	(4,773,530)
Net realized gain (loss) on foreign
currency translation	54	(30)
Net change in unrealized appreciation
on investments	5,961,303	1,877,181
Net increase (decrease) in net assets
from operations	5,670,874	(2,961,606)

FROM DISTRIBUTIONS
Net investment income - Class I	—	(1,365)
Net decrease in net assets resulting
from distributions paid	—	(1,365)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	1,928,805	1,857,687
Proceeds from shares sold - Class I	16,108,077	9,663,266
Shares reinvested - Class I	—	1,340
Payments for shares redeemed - Class R(1)	(948,215)	(399,370)
Payments for shares redeemed - Class I(2)	(5,346,537)	(3,313,084)
Net increase in net assets from
capital share transactions	11,742,130	7,809,839
TOTAL INCREASE IN NET ASSETS	17,413,004	4,846,868

NET ASSETS
Beginning of Year	20,565,537	15,718,669
End of Year	$37,978,541	$20,565,537
ACCUMULATED NET INVESTMENT LOSS	$—	$(27)

(1)	Net of redemption fees of $765 and $335 for the years ended August 31, 2010 and August 31, 2009, respectively.
(2)	Net of redemption fees of $1,442 and $6,963 for the years ended August 31, 2010 and August 31, 2009, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Statement of Changes in Net Assets

Period Ended
August 31, 2010(1)
FROM OPERATIONS
Net investment income	$32,716
Net realized loss on investments	(15,722)
Net change in unrealized appreciation on investments	217,951
Net increase in net assets from operations	234,945

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	984,355
Proceeds from shares sold - Class I	9,924,556
Payments for shares redeemed - Class R	(21,302)
Payments for shares redeemed - Class I(2)	(145,663)
Net increase in net assets from capital share transactions	10,741,946
TOTAL INCREASE IN NET ASSETS	10,976,891

NET ASSETS
Beginning of Period	—
End of Period	$10,976,891
ACCUMULATED NET INVESTMENT INCOME	$32,716

(1)	The Fund commenced operations on April 30, 2010.
(2)	Net of redemption fees of $671.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Year Ended	Period Ended
	August 31, 2010	August 31, 2009	August 31, 2008(1)
Net Asset Value, Beginning of Period	$13.80	$17.74	$20.00

Income from investment operations:
Net investment loss(2)	(0.18)	(0.09)	(0.15)
Net realized and unrealized
gain (loss) on investments	3.35	(3.85)	(2.11)
Total from investment operations	3.17	(3.94)	(2.26)
Paid-in capital from
redemption fees (Note 2)(3)	0.00	0.00	0.00
Net Asset Value, End of Period	$16.97	$13.80	$17.74
Total Return(4)	22.97%	(22.21)%	(11.30)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$5,206	$3,411	$2,296
Ratio of expenses to average net assets
before waiver and reimbursements(5)	2.22%	2.97%	3.30%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.50%	1.50%	1.50%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(5)	(1.86)%	(2.22)%	(2.62)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(5)	(1.14)%	(0.75)%	(0.82)%
Portfolio turnover rate(4)	75.6%	107.9%	103.1%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Year Ended	Period Ended
	August 31, 2010	August 31, 2009(1)	August 31, 2008(1)
Net Asset Value, Beginning of Period	$13.88	$17.79	$20.00

Income from investment operations:
Net investment loss(2)	(0.15)	(0.05)	(0.10)
Net realized and unrealized
loss on investments	3.37	(3.86)	(2.11)
Total from investment operations	3.22	(3.91)	(2.21)

Less distributions paid:
From net investment income	—	0.00 (3)	—
Total distributions paid	—	—	—
Paid-in capital from
redemption fees (Note 2)(3)	0.00	0.00	0.00
Net Asset Value, End of Period	$17.10	$13.88	$17.79
Total Return(4)	23.20%	(21.97)%	(11.05)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$32,772	$17,155	$13,423
Ratio of expenses to average net assets
before waiver and reimbursements(5)	1.97%	2.73%	3.05%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.25%	1.25%	1.25%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(5)	(1.63)%	(1.90)%	(2.37)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(5)	(0.91)%	(0.42)%	(0.57)%
Portfolio turnover rate(4)	75.6%	107.9%	103.1%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
August 31, 2010(1)
Net Asset Value, Beginning of Period	$20.00

Income from investment operations:
Net investment income(2)	0.10
Net realized and unrealized gain on investments	0.04
Total from investment operations	0.14
Paid-in capital from redemption fees (Note 2)	—
Net Asset Value, End of Period	$20.14
Total Return(3)	0.70%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$993
Ratio of expenses to average net assets
before waiver and reimbursements(4)	5.36%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.50%
Ratio of net investment income to average
net assets before waiver and reimbursements(4)	(2.39)%
Ratio of net investment income to average
net assets after waiver and reimbursements(4)	1.47%
Portfolio turnover rate(3)	12.6%

(1)	The Fund commenced operations on April 30, 2010.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
August 31, 2010(1)
Net Asset Value, Beginning of Period	$20.00

Income from investment operations:
Net investment income(2)	0.13
Net realized and unrealized gain on investments	0.05
Total from investment operations	0.18
Paid-in capital from redemption fees (Note 2)(3)	0.00
Net Asset Value, End of Period	$20.18
Total Return(4)	0.90%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$9,983
Ratio of expenses to average net assets
before waiver and reimbursements(5)	5.53%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.25%
Ratio of net investment loss to average
net assets before waiver and reimbursements(5)	(2.40)%
Ratio of net investment loss to average
net assets after waiver and reimbursements(5)	1.88%
Portfolio turnover rate(4)	12.6%

(1)	The Fund commenced operations on April 30, 2010.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Notes to Financial Statements
August 31, 2010

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Geneva Advisors Funds (the “Funds”) represent distinct series with their own investment objectives and policies within the Trust.  The investment objective of the All Cap Growth Fund is long-term capital appreciation.  The investment objective of the Equity Income Fund is current income, with a secondary objective of modest capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund currently offers Class R shares and Class I shares.  The two classes differ principally in their respective distribution expenses.  Each class of shares has identical rights and privileges except with respect to the distribution and shareholder servicing fees, and voting rights on matters affecting a single share class.  The All Cap Growth Fund commenced operations on September 28, 2007.  The Equity Income Fund commenced operations on April 30, 2010.  Costs incurred by each Fund in connection with the organization, registration and the initial public offering of shares were paid by Geneva Investment Management of Chicago, LLC (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that are listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service. If the closing

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2010

bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2010:

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2010

All Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Accommodation and
Food Services	$1,498,345	$—	$—	$1,498,345
Administrative and Support
and Waste Management and
Remediation Services	2,984,457	—	—	2,984,457
Educational Services	543,069	—	—	543,069
Finance and Insurance	1,988,208	—	—	1,988,208
Information	5,976,169	—	—	5,976,169
Manufacturing	7,839,413	—	—	7,839,413
Mining	1,895,252	—	—	1,895,252
Professional, Scientific, and
Technical Services	10,616,620	—	—	10,616,620
Real Estate and Rental and Leasing	434,862	—	—	434,862
Retail Trade	2,390,330	—	—	2,390,330
Total Equity	36,166,725	—	—	36,166,725
Short-Term Investments	1,797,326	—	—	1,797,326
Total Investments in Securities	$37,964,051	$—	$—	$37,964,051

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Equity
Accommodation and
Food Services	$453,849	$—	$—	$453,849
Finance and Insurance	1,156,123	—	—	1,156,123
Information	373,052	—	—	373,052
Manufacturing	3,040,023	—	—	3,040,023
Mining	539,614	—	—	539,614
Real Estate and Rental and Leasing	1,759,604	—	—	1,759,604
Retail Trade	166,128	—	—	166,128
Transportation and Warehousing	1,921,630	—	—	1,921,630
Utilities	1,075,422	—	—	1,075,422
Total Equity	10,485,445	—	—	10,485,445
Short-Term Investments	458,860	—	—	458,860
Total Investments in Securities	$10,944,305	$—	$—	$10,944,305

In March 2008, Statement of Financial Accounting Standards “Disclosures about Derivative Instruments and Hedging Activities” was issued and is effective for

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2010

interim and annual periods beginning after November 15, 2008.  Disclosures about Derivative Instruments and Hedging Activities is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management has evaluated Disclosures about Derivative Instruments and Hedging Activities and has determined that there is no impact on the Funds’ financial statements, as the Funds did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets,

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2010

minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds charge a 2.00% redemption fee on shares held less than sixty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of the Funds’ daily NAV calculation. The following table details redemption fees retained by the Funds.

	Year Ended	Year Ended
	August 31, 2010	August 31, 2009
All Cap Growth Fund
Class R	$765	$335
Class I	1,442	6,963
Equity Income Fund(1)
Class R	—	N/A
Class I	671	N/A

(1)	The Equity Income Fund commenced operations April 30, 2010.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders for the years ended August 31, 2010 and August 31, 2009 for the All Cap Growth Fund were as follows:

	Distribution in Excess	Long-Term Capital Gain
August 31, 2009	$1,365	$—
August 31, 2010	$ —	$—

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2010

As of August 31, 2010, the components of accumulated earnings (losses) on a tax basis were as follows:

	All Cap	Equity
	Growth Fund	Income Fund
Cost basis of investments for
federal income tax purposes	$30,003,645	$10,727,053
Gross tax unrealized appreciation	8,917,011	355,914
Gross tax unrealized depreciation	(956,605)	(138,662)
Net tax unrealized appreciation	7,960,406	217,252
Undistributed ordinary income	—	32,716
Undistributed long-term capital gain	—	—
Total distributable earnings	—	32,716
Other accumulated losses	(6,866,425)	(15,023)
Total accumulated gains	$1,093,981	$234,945

The difference between book basis and tax basis of investments is attributable mainly to deferral of losses on wash sales.

At August 31, 2010, the Funds had accumulated net realized capital loss carryovers as follows:

	Capital Loss
	Carryover	Expires
All Cap Growth Fund	$(3,589,311)	8/31/2017
	(3,139,650)	8/31/2018
Equity Income Fund	(15,023)	8/31/2018

Additionally, U.S. generally accepted accounting principes require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended August 31, 2010, the following table shows the reclassifications made:

	All Cap	Equity
	Growth Fund	Income Fund
Undistributed Net Investment Income (Loss)	$291,061	$—
Accumulated Net Realized Gain (Loss)	$(54)	$—
Paid-in Capital	$(291,007)	$—

At August 31, 2010, the All Cap Growth Fund deferred, on a tax basis, post-October losses of $137,464.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued “Accounting for Uncertainty in Income Taxes”. Accounting for Uncertainty in Income Taxes

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2010

addresses the accounting for uncertainty in income taxes and establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Funds recognize tax benefits only if it is more likely than not that a tax position (including the Funds’ assertion that its income is exempt from tax) will be sustained upon examination. The Funds had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2010. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2010. At August 31, 2010, the fiscal years 2008 and 2010 remain open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Funds, compensate the Advisor for its management services at the annual rate of 1.25% of the Funds’ average daily net assets.

The Advisor has agreed to waive its management fee and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Funds’ total operating expenses (exclusive generally of interest and tax expenses, brokerage commissions, acquired fund fees and expenses, extraordinary and non-recurring expenses such as litigation) do not exceed 1.50% and 1.25% of each Funds’ average daily net assets—Class R and Class I shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

	All Cap	Equity
	Growth Fund	Income Fund
August 31, 2011	$195,505	—
August 31, 2012	206,164	—
August 31, 2013	223,212	$80,835

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Funds’ average daily net assets of Class R shares for services to prospective Fund shareholders and distribution of Fund shares. During the year ended August 31, 2010, the All Cap Growth Fund

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2010

accrued expenses of $10,932, pursuant to the 12b-1 Plan. During the period ended August 31, 2010, the Equity Income Fund accrued expenses of $496, pursuant to the 12b-1 plan.

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. This same Trustee is an interested person of the Distributor.

(7)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

All Cap Growth Fund
	Year Ended	Year Ended
Class R	August 31, 2010	August 31, 2009
Shares Sold	118,984	149,636
Shares Redeemed	(59,202)	(31,938)
Net Increase	59,782	117,698

	Year Ended	Year Ended
Class I	August 31, 2010	August 31, 2009
Shares Sold	1,013,433	753,000
Shares Issued to Holders in
Reinvestment of Distributions	—	116
Shares Redeemed	(332,693)	(271,764)
Net Increase	680,740	481,352

Equity Income Fund
Period Ended
Class R	August 31, 2010(1)
Shares Sold	50,404
Shares Redeemed	(1,083)
Net Increase	49,321

Period Ended
Class I	August 31, 2010(1)
Shares Sold	502,014
Shares Redeemed	(7,225)
Net Increase	494,789

(1)	The Equity Income Fund commenced operations on April 30, 2010.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2010

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended August 31, 2010 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	All Cap	Equity
	Growth Fund	Income Fund
Purchases	$32,196,505	$10,967,440
Sales	$22,018,426	$ 646,691

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Geneva Advisors All Cap Growth Fund,
  Geneva Advisors Equity Income Fund,
  and Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Geneva Advisors All Cap Growth Fund and Geneva Advisors Equity Income Fund (the “Funds”), two of the diversified series constituting Trust for Professional Managers, as of August 31, 2010, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of August 31, 2010, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin
October 29, 2010

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on April 20, 2010 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of its series, the Geneva Advisors Equity Income Fund (the “Equity Income Fund,” or the “Fund”), and Geneva Investment Management of Chicago, LLC, the Equity Income Fund’s investment advisor (the “Advisor”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement, detailed comparative information relating to the advisory fees and other expenses of the Equity Income Fund, due diligence materials relating to the Advisor (including a due diligence questionnaire completed on behalf of the Equity Income Fund by the Advisor, Form ADV, financial statements, bibliographic information of key personnel, written compliance program and Code of Ethics) and other pertinent information.

Mr. Tomas Ulrich, General Counsel and Chief Compliance Officer of the Advisor, attended the meeting of the Trustees held on January 18, 2010, and provided information concerning the investment process that the Advisor would apply to select investments for the Equity Income Fund.  Mr. Ulrich also discussed the performance of the Advisors’ separate accounts managed by the portfolio managers of the Fund using investment strategies identical to that which would be applied to the Fund.  During the meeting on January 18, 2010 Mr. Ulrich also provided an investment management update for the Advisor, and discussed the marketing strategy that would be applied to the Equity Income Fund.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Equity Income Fund.  Based on its evaluation of information provided by the Advisor, in conjunction with the Equity Income Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees, approved the Agreement for an initial term ending two years following the Equity Income Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

1.NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND.

The Trustees considered the nature, extent and quality of services to be provided by the Advisor to the Equity Income Fund.  The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Equity Income Fund, as well as the qualifications, experience and responsibilities of Mr. Robert C. Bridges and Mr. John P. Huber, who would serve as the Equity Income Fund’s portfolio managers, as well as other key personnel at the Advisor involved in the day-to-day activities of the Equity Income Fund.  The Trustees reviewed the structure of the Advisor’s compliance procedures and the information provided by the Advisor in response to the Trust’s annual Due Diligence Questionnaire as well as other information provided by the Advisor and forwarded to the Trustees, which had been provided to the Trust prior to the April 20, 2010 meeting.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Advisor.  The Trustees also considered information presented by Mr. Ulrich regarding the Advisor’s investment process, which would be applied to select investments for the Fund’s portfolio.  The Trustees, in consultation with their independent counsel, reviewed the Advisor’s Policies and Procedures and compliance program and were assured that it was fully compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended.  The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Equity Income Fund were satisfactory and reliable.

2.INVESTMENT PERFORMANCE OF THE ADVISOR.

In assessing the portfolio management services to be provided by the Advisor, the Trustees noted Mr. Ulrich’s presentation to them at the January 18, 2010 meeting, during which Mr. Ulrich reviewed the Advisor’s performance track record for the equity income strategy that would be applied to the Fund.  The Trustees also reviewed the qualifications of the investment personnel of the Advisor, including Mr. Bridges and Mr. Huber, as presented at the January 18, 2010 meeting and set forth in the Advisor’s Form ADV and the Equity Income Fund’s prospectus and statement of additional information.  After considering all of the information, the Trustees concluded that the Equity Income Fund and its shareholders were likely to benefit from the Advisor’s management.

3.COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISOR.

The Trustees considered the cost of services and the structure of the Advisor’s fees.  The Trustees considered the cost structure of the Equity Income Fund relative to its peer group based on the Lipper fee analysis provided to the Trustees as well as the proposed

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

expense waivers and reimbursements of the Advisor.  The Trustees also examined the level of profits that could be expected to accrue to the Advisor from the fees payable under the Agreement and the proposed expense subsidization undertaken by the Advisor.

The Trustees reviewed the Fund’s proposed management fee of 1.25% compared to its peer group of multi-cap value funds, noting that the fee fell into the high end of the fourth quartile compared to its peer group.  The Trustees further noted that the Advisor had agreed to waive its management fee and/or reimburse fund expenses for an initial three-year period, so that the Fund’s total annual fund operating expenses do not exceed 1.25% and 1.50% of average Fund assets for Class I shares and Class R shares, respectively.  The Trustees reviewed the Lipper data for the Fund’s total expense ratio, which showed that the expense cap put the Fund’s total expenses in the second quartile for its peer group for Class I shares and the third quartile for Class R shares, whereas the industry average for the peer group was 1.423%.  The Trustees concluded that the Equity Income Fund’s expenses and the fees paid to the Advisor were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided by the Advisor.  The Trustees further concluded that the Advisor’s profit from sponsoring the Equity Income Fund would not be excessive and would enable the Advisor to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS.

The Trustees reviewed the structure of the Advisor’s advisory fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with shareholders).  The Trustees concluded that the potential economies of scale that the Equity Income Fund might realize would be achievable under the structure of the Advisor’s advisory fees and the Fund’s expenses.  The Trustees reviewed all proposed expense waivers and reimbursements by the Advisor with respect to the Equity Income Fund.  With respect to the Advisor’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Equity Income Fund were acceptable.

5.BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees considered the direct and indirect benefits that could be received by the Advisor from its association with the Equity Income Fund.  The Trustees examined the allocation of brokerage by the Advisor with respect to the Fund, noting that the Advisor does not currently obtain brokerage or research services through the allocation of brokerage.  The Trustees concluded that the benefits the Advisor may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Equity Income Fund.

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Equity Income Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement as being in the best interests of the Fund and its shareholders.

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 10, 2010 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of its series, the Geneva Advisors All Cap Growth Fund (the “Fund”), and Geneva Investment Management of Chicago, LLC, the Fund’s investment advisor (the “Advisor”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the advisory fees and other expenses of the Fund, due diligence materials relating to the Advisor (including a due diligence questionnaire completed on behalf of the Fund by the Advisor, the Advisor’s Form ADV, select financial statements of the Advisor, bibliographic information of the Advisor’s key management and compliance personnel, comparative fee information for the Fund and the Advisor’s other separately-managed accounts and a summary detailing key provisions of the Advisor’s written compliance program) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Advisor, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement until August 31, 2011.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND.

The Trustees considered the nature, extent and quality of services provided by the Advisor to the Fund and the amount of time devoted to the Fund’s affairs by the Advisor’s staff.  The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Robert C. Bridges, John P. Huber and Richard K. Sheiner, the Fund’s portfolio managers, and other key personnel at the Advisor involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Advisor’s compliance

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

policies and procedures and any material compliance issues during the prior year with respect to the Fund.  The Trustees noted that during the course of the prior year they had met with the Advisor in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of the Advisor.  The Trustees discussed in detail the Advisor’s handling of compliance matters, including the reports of the Fund’s chief compliance officer to the Trustees on the effectiveness of the Advisor’s compliance program.  The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Advisor’s compliance policies and procedures, were satisfactory and reliable.

2.INVESTMENT PERFORMANCE OF THE ADVISOR.

The Trustees discussed the Fund’s performance for the five-month and one-year periods ended May 31, 2010, and the overall performance by the Advisor since the inception of the Fund on September 28, 2007.  In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees also compared the short-term and long-term performance of the Fund on both an absolute basis and in comparison to a benchmark index, the Russell 3000 Growth Index.  The Trustees also reviewed information on the historical performance of other separately-managed accounts of the Advisor that were similar to the Fund in terms of investment strategy.  The Trustees noted that the Fund’s performance was positive for the one-year and year-to-date periods, but was negative since inception.  For the five-month period ended May 31, 2010, the Fund’s performance was higher than its benchmark index, and the Fund’s performance for the one-year period ended May 31, 2010 was also higher than its benchmark index.  The Trustees noted that the overall performance of the Fund since its inception on September 28, 2007, although negative, was superior to its benchmark index.  After considering all of the information, the Trustees concluded that the performance obtained by the Advisor for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Advisor’s continued management.

3.COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISOR.

The Trustees considered the cost of services and the structure of the Advisor’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed extensively the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of the Fund relative to a peer

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

group of multi-cap growth funds, as constructed by data presented by Lipper, Inc., and the Advisor’s separately-managed accounts, as well as the fee waivers and expense reimbursements of the Advisor.

The Trustees also considered the overall profitability of the Advisor, reviewing the Advisor’s financial information and noting that the Advisor has provided substantial subsidies for the Fund’s operations since the Fund’s inception and had not recouped those subsidies.  The Trustees also examined the level of profits that could be expected to accrue to the Advisor from the fees payable under the Agreement and the expense subsidization undertaken by the Advisor, as well as the Fund’s brokerage commissions and use of soft dollars by the Advisor.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the August 10, 2010 meeting at which the Agreement was formally considered, as well as the presentations made by the Advisor over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 1.25% was above the peer group median of 0.75%, but fell below the peer group high of 1.40%.  The Trustees noted that the Fund’s total expenses (net of fee waivers and expense reimbursements) for its Class R shares and its Class I shares was capped at 1.50% and 1.25%, respectively, which effectively resulted in the Advisor absorbing all expenses of the Fund other than the Rule 12b-1 fees payable with respect to the Class R shares.  The Trustees observed that the Fund’s total expense ratio of 1.25% for the Class I shares was only slightly above the peer group median of 1.227%, but fell below the peer group high of 1.813%.  The Trustees then compared the fees paid by the Fund to the fees paid by separately-managed accounts of the Advisor and noted that these fees were similar.

The Trustees concluded that the Fund’s expenses and the fees paid to the Advisor were fair and reasonable in light of the comparative performance and expense and management fee information.  The Trustees noted that the Advisor had not yet achieved a profit in acting as investment advisor to the Fund and that the Advisor maintained adequate profit levels to support the services to the Fund from the revenues of its overall investment advisory activities, despite its subsidies to support the Fund’s operations.

4.EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS.

The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees reviewed all fee waivers and expense reimbursements

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

by the Advisor with respect to the Fund.  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Advisor had provided information to the Trustees concerning the future circumstances that may warrant a breakpoint in the fee structure.  With respect to the Advisor’s fee structure and any applicable expense waivers, the Trustees concluded that the current fee structure was reasonable and reflects a sharing of economies of scale between the Advisor and the Fund at the Fund’s current asset level.

5.BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees considered the direct and indirect benefits that could be received by the Advisor from its association with the Fund.  The Trustees examined the brokerage and commissions of the Advisor with respect to the Fund.  The Trustees concluded that the benefits the Advisor may receive, such as greater name recognition or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Fund through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement as being in the best interests of the Fund and its shareholders.

Geneva Advisors Funds
Additional Information
(Unaudited)

Indemnification

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-343-6382.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	26	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 55		2001	(2004–present);		(an open-end
			Associate Professor		investment
			of Accounting,		company with
			Marquette University		two portfolios).
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	26	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 53		2001	(1986–Present);		(an open-end
			Director, Flight		investment
			Standards & Training		company with
			(1990–1999).		two portfolios).

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Jonas B. Siegel	Trustee	Indefinite	Managing Director,	26	None.
615 E. Michigan St.		Term; Since	Chief Administrative
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and
Age: 67		2009	Chief Compliance
Officer (“CCO”),
Granite Capital
International Group,
L.P. (an investment
management firm)
(1994–present); Vice
President, Secretary,
Treasurer and CCO of
Granum Series Trust (an
open-end investment
company) (1997–2007);
President, CAO and CCO,
Granum Securities, LLC
(a broker-dealer)
(1997–2007).

Interested Trustee and Officers
Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	26	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 48	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 53	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present);
	Accounting	Since	UMB Investment
	Officer	September 10,	Services Group
		2008	(2000–2004).
(Treasurer)

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Kristin M. Cuene	Chief	Indefinite	Attorney,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Compliance
Milwaukee, WI 53202	Officer and	January 23,	Officer, U.S.
Age: 50	Anti-Money	2009 (CCO);	Bancorp Fund
	Laundering	Since	Services, LLC
	Officer	January 18,	(2008–present);
		2010 (AML	Attorney, Investment
		Officer)	Management,
Quarles & Brady, LLP
(2007–2008);
Student, University
of Pennsylvania
(2004–2007).

Rachel A. Spearo	Secretary	Indefinite	Vice President and	N/A	N/A
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S. Bancorp
Age: 31		2005	Fund Services, LLC
(2004–present)

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 36		2008	Services LLC
(2002–present)

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-343-6382. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-343-6382, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

Geneva Advisors Funds

Investment Advisor
Geneva Investment Management of Chicago, LLC
181 W. Madison, Suite 3575
Chicago, Illinois 60602

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers  is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.  Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2010¹	FYE 8/31/2009²
Audit Fees	$39,525	$21,875
Audit-Related Fees	0	0
Tax Fees	$7,170	$3,475
All Other Fees	0	0

1  Cost related to the Geneva Advisors All Cap Growth and Geneva Advisors Equity Income Funds.
2  Cost related to the Geneva Advisors All Cap Growth Fund.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:
	FYE 8/31/2010	FYE 8/31/2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/2010	FYE 8/31/2010
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)    /s/ Joseph Neuberger
Joseph Neuberger, President

Date      11/4/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Joseph Neuberger
Joseph Neuberger, President

Date     11/4/10

By (Signature and Title)   /s/ John Buckel
John Buckel, Treasurer

Date     11/4/10